Financial risk management - Changes in allowance for doubtful receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of period	¥ 72,280
Balance, end of period	62,190	¥ 72,280
Impairment loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of period	0	0
Increase (decrease) in financial assets	0	0
Balance, end of period	¥ 0	¥ 0